Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash And Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

Cash and cash equivalents

	December 31, 2025	December 31, 2024
	$	$
Cash	6,587	11,460
Cash equivalents	54,547	74,083
	61,134	85,543

As at December 31, 2025, $65 of cash and cash equivalents was held in Canadian dollars (December 31, 2024 – $156), $59,152 in US dollars (December 31, 2024 – $85,289), $1,872 were held in Argentine Pesos (December 31, 2024 – $98), and $45 in Swiss Francs (December 31, 2024 - $Nil). During the year ended December 31, 2025, cash and cash equivalents generated an interest income of $2,841 (2024 – $4,217).